UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2018

Date of reporting period:	February 28, 2018

Item 1. Schedule of Investments:

Putnam Mortgage Opportunites Fund

The fund's portfolio
2/28/18 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (70.3%)(a)
				Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (4.2%)

Government National Mortgage Association Pass-Through Certificates
4.50%, TBA, 3/1/48				$6,000,000	$6,240,469
4.00%, TBA, 3/1/48				3,000,000	3,078,516

					9,318,985
U.S. Government Agency Mortgage Obligations (66.1%)

Federal National Mortgage Association Pass-Through Certificates
5.00%, TBA, 3/1/48				1,000,000	1,067,031
4.00%, TBA, 3/1/48				11,000,000	11,264,688
3.00%, TBA, 4/1/48				52,000,000	50,316,094
3.00%, TBA, 3/1/48				85,000,000	82,357,027
2.50%, TBA, 3/1/48				1,000,000	933,594

					145,938,434

Total U.S. government and agency mortgage obligations (cost $156,267,032)					$155,257,419

MORTGAGE-BACKED SECURITIES (68.7%)(a)
				Principal amount	Value

Agency collateralized mortgage obligations (38.7%)

Federal Home Loan Mortgage Corporation
Ser. 324, Class C21, IO, 6.00%, 6/15/39				$1,775,502	$469,371
IFB Ser. 3829, Class AS, IO (-1 x 1 Month US LIBOR) + 6.95%, 5.363%, 3/15/41				253,943	43,450
IFB Ser. 4074, Class KS, IO (-1 x 1 Month US LIBOR) + 6.70%, 5.113%, 2/15/41				148,302	21,875
IFB Ser. 4076, Class MS, IO (-1 x 1 Month US LIBOR) + 6.70%, 5.113%, 7/15/40				1,218,120	162,210
IFB Ser. 3852, Class SC, IO (-1 x 1 Month US LIBOR) + 6.65%, 5.063%, 4/15/40				833,518	104,298
IFB Ser. 3981, Class WS, IO (-1 x 1 Month US LIBOR) + 6.55%, 4.963%, 5/15/41				3,197,059	376,518
IFB Ser. 4033, Class SC, IO (-1 x 1 Month US LIBOR) + 6.55%, 4.963%, 10/15/36				3,416,143	322,722
IFB Ser. 3747, Class SA, IO (-1 x 1 Month US LIBOR) + 6.50%, 4.913%, 10/15/40				934,591	149,925
IFB Ser. 4421, Class PS, IO (-1 x 1 Month US LIBOR) + 6.18%, 4.593%, 2/15/44				144,351	18,405
Ser. 4601, Class PI, IO, 4.50%, 12/15/45				435,906	92,006
Ser. 4127, Class PI, IO, 4.50%, 7/15/42				2,768,060	576,371
Ser. 4024, Class PI, IO, 4.50%, 12/15/41				798,852	155,515
Ser. 3714, Class KI, IO, 4.50%, 11/15/39				1,352,815	159,507
IFB Ser. 4267, Class CS, IO (-1 x 1 Month US LIBOR) + 6.05%, 4.463%, 5/15/39				3,359,868	268,521
IFB Ser. 4073, Class AS, IO (-1 x 1 Month US LIBOR) + 6.05%, 4.463%, 8/15/38				107,942	8,202
IFB Ser. 3984, Class DS, IO (-1 x 1 Month US LIBOR) + 5.95%, 4.363%, 1/15/42				1,316,149	182,076
Ser. 4697, Class QI, IO, 4.00%, 7/15/47				426,571	72,752
Ser. 4707, Class AI, IO, 4.00%, 7/15/47				3,220,749	615,968
Ser. 4663, Class PI, IO, 4.00%, 3/15/47				4,541,000	804,438
Ser. 4635, Class PI, IO, 4.00%, 12/15/46				2,625,787	515,101
Ser. 4568, Class MI, IO, 4.00%, 4/15/46				1,182,703	230,627
Ser. 4530, Class TI, IO, 4.00%, 11/15/45				380,109	88,913
Ser. 4500, Class GI, IO, 4.00%, 8/15/45				93,249	18,377
Ser. 4462, Class PI, IO, 4.00%, 4/15/45				167,988	37,648
Ser. 4425, IO, 4.00%, 1/15/45				1,030,562	186,109
Ser. 4452, Class QI, IO, 4.00%, 11/15/44				85,911	23,128
Ser. 4403, Class CI, IO, 4.00%, 10/15/44				633,134	123,461
Ser. 4389, Class IA, IO, 4.00%, 9/15/44				104,247	23,626
Ser. 4355, Class DI, IO, 4.00%, 3/15/44				87,088	15,368
Ser. 4386, Class IL, IO, 4.00%, 12/15/43				1,499,644	274,885
Ser. 4299, Class JI, IO, 4.00%, 7/15/43				609,967	102,932
Ser. 4193, Class PI, IO, 4.00%, 3/15/43				979,599	154,791
Ser. 4425, Class WI, IO, 4.00%, 3/15/43				992,909	160,465
Ser. 4386, Class LI, IO, 4.00%, 2/15/43				900,242	142,328
Ser. 4694, Class GI, IO, 4.00%, 2/15/43				948,335	173,697
Ser. 4000, Class LI, IO, 4.00%, 2/15/42				144,203	23,339
Ser. 4015, Class GI, IO, 4.00%, 3/15/27				369,891	41,848
Ser. 4604, Class QI, IO, 3.50%, 7/15/46				2,272,578	368,135
Ser. 4591, Class QI, IO, 3.50%, 4/15/46				259,846	44,680
Ser. 4629, Class GI, IO, 3.50%, 11/15/45				5,786,477	957,025
Ser. 4580, Class ID, IO, 3.50%, 8/15/45				170,996	34,204
Ser. 4560, Class PI, IO, 3.50%, 5/15/45				682,166	118,977
Ser. 4475, Class CI, IO, 3.50%, 1/15/44				3,834,220	648,827
Ser. 4501, Class BI, IO, 3.50%, 10/15/43				95,836	15,958
Ser. 4531, Class PI, IO, 3.50%, 5/15/43				3,196,292	526,429
Ser. 4663, Class KI, IO, 3.50%, 11/15/42				902,623	117,549
Ser. 4663, Class TI, IO, 3.50%, 10/15/42				694,234	95,429
Ser. 4413, Class HI, IO, 3.50%, 3/15/40				2,997,744	352,235
Ser. 4099, Class BI, IO, 3.50%, 6/15/39				1,788,442	174,373
Ser. 3904, Class NI, IO, 3.50%, 8/15/26				1,219,996	113,183
Ser. 4134, Class PI, IO, 3.00%, 11/15/42				2,626,926	314,890
Ser. 4182, Class PI, IO, 3.00%, 12/15/41				1,026,763	79,558
Ser. 4206, Class IP, IO, 3.00%, 12/15/41				176,200	17,134
Ser. 4550, Class AI, IO, 3.00%, 10/15/40				2,518,030	340,689
Ser. 4510, Class HI, IO, 3.00%, 3/15/40				866,565	86,919
Ser. 4656, Class AI, IO, 3.00%, 9/15/37				2,143,477	201,380
Ser. 4666, Class AI, IO, 3.00%, 9/15/35				388,357	32,128

Federal National Mortgage Association
IFB Ser. 11-4, Class CS (-2 x 1 Month US LIBOR) + 12.90%, 9.659%, 5/25/40				25,711	28,251
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, 1 Month US LIBOR + 6.00%, 7.621%, 9/25/28				750,000	896,275
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, 1 Month US LIBOR + 4.55%, 6.171%, 2/25/25				46,689	50,618
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46				136,091	33,374
Ser. 15-69, IO, 6.00%, 9/25/45				1,024,292	240,350
Ser. 10-99, Class NI, IO, 6.00%, 9/25/40				1,544,167	346,218
Ser. 11-59, Class BI, IO, 6.00%, 8/25/40				906,590	73,833
Ser. 18-1, Class JI, IO, 5.00%, 2/25/48				2,678,450	541,572
Ser. 397, Class 2, IO, 5.00%, 9/25/39				1,049,635	229,800
Ser. 16-104, Class NI, IO, 5.00%, 4/25/38				178,849	4,918
Ser. 17-113, IO, 5.00%, 1/25/38				7,517,874	1,239,198
IFB Ser. 13-90, Class SD, IO (-1 x 1 Month US LIBOR) + 6.60%, 4.979%, 9/25/43				1,513,570	289,582
IFB Ser. 12-36, Class SN, IO (-1 x 1 Month US LIBOR) + 6.45%, 4.829%, 4/25/42				471,368	81,312
IFB Ser. 10-35, Class SG, IO (-1 x 1 Month US LIBOR) + 6.40%, 4.779%, 4/25/40				335,536	59,977
IFB Ser. 13-41, Class SP, IO (-1 x 1 Month US LIBOR) + 6.20%, 4.579%, 6/25/40				178,839	14,509
Ser. 12-49, Class QI, IO, 4.50%, 12/25/40				5,269,992	750,974
Ser. 404, Class 2, IO, 4.50%, 5/25/40				817,898	171,462
IFB Ser. 12-86, Class CS, IO (-1 x 1 Month US LIBOR) + 6.10%, 4.479%, 4/25/39				135,924	10,575
IFB Ser. 12-103, Class SD (-1 x 1 Month US LIBOR) + 6.05%, 4.429%, 9/25/42				562,776	103,290
IFB Ser. 10-140, Class GS, IO (-1 x 1 Month US LIBOR) + 6.00%, 4.379%, 7/25/39				1,650,790	144,477
IFB Ser. 11-101, Class SA, IO (-1 x 1 Month US LIBOR) + 5.90%, 4.279%, 10/25/41				1,176,944	155,945
Ser. 17-74, Class JI, IO, 4.00%, 10/25/47				3,008,195	509,588
Ser. 17-72, Class GI, IO, 4.00%, 8/25/47				4,998,200	868,187
Ser. 17-48, Class LI, IO, 4.00%, 5/25/47				4,314,716	832,783
Ser. 17-2, Class KI, IO, 4.00%, 2/25/47				735,201	147,011
Ser. 17-7, Class JI, IO, 4.00%, 2/25/47				941,090	185,865
Ser. 17-15, Class LI, IO, 4.00%, 6/25/46				771,844	130,233
Ser. 16-24, Class CI, IO, 4.00%, 2/25/46				661,709	136,080
Ser. 14-95, Class TI, IO, 4.00%, 5/25/39				275,405	25,897
Ser. 17-78, Class KI, IO, 3.50%, 10/25/47				1,146,157	231,615
Ser. 16-70, Class QI, IO, 3.50%, 10/25/46				436,791	69,716
Ser. 16-102, Class JI, IO, 3.50%, 2/25/46				5,141,274	901,877
Ser. 15-73, Class PI, IO, 3.50%, 10/25/45				6,251,502	984,339
Ser. 13-40, Class YI, IO, 3.50%, 6/25/42				263,313	36,793
Ser. 12-90, Class EI, IO, 3.50%, 2/25/39				199,637	18,466
Ser. 11-98, Class AI, IO, 3.50%, 11/25/37				4,323,513	215,095
Ser. 13-6, Class JI, IO, 3.00%, 2/25/43				130,152	13,991
Ser. 13-35, Class PI, IO, 3.00%, 2/25/42				501,251	38,985
Ser. 13-27, Class PI, IO, 3.00%, 12/25/41				1,026,101	76,845
Ser. 13-57, Class IQ, IO, 3.00%, 6/25/41				643,470	74,925
Ser. 16-97, Class KI, IO, 3.00%, 6/25/40				1,628,982	185,036

Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40				89,384	21,340
Ser. 17-132, Class IB, IO, 5.50%, 9/20/47				2,233,664	510,951
Ser. 16-149, Class MI, IO, 5.50%, 5/20/39				533,170	67,313
IFB Ser. 13-182, Class SP, IO (-1 x 1 Month US LIBOR) + 6.70%, 5.106%, 12/20/43				3,535,714	617,654
IFB Ser. 11-148, Class SN, IO (-1 x 1 Month US LIBOR) + 6.69%, 5.102%, 11/16/41				2,194,300	417,180
IFB Ser. 11-156, Class SK, IO (-1 x 1 Month US LIBOR) + 6.60%, 5.006%, 4/20/38				83,647	15,684
Ser. 17-179, Class WI, IO, 5.00%, 12/20/47				3,178,078	754,794
Ser. 17-123, Class IO, IO, 5.00%, 8/16/47				1,237,707	308,901
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47				369,455	83,415
Ser. 17-5, IO, 5.00%, 1/20/47				6,670,820	1,514,276
Ser. 16-150, Class I, IO, 5.00%, 11/20/46				4,500,628	888,289
Ser. 16-42, IO, 5.00%, 2/20/46				904,915	191,471
Ser. 16-168, Class AI, IO, 5.00%, 7/20/45				1,406,316	147,663
Ser. 17-136, Class IY, IO, 5.00%, 3/20/45				1,460,053	320,409
Ser. 15-35, Class AI, IO, 5.00%, 3/16/45				3,551,674	776,929
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44				2,206,424	502,557
Ser. 14-132, IO, 5.00%, 9/20/44				3,753,142	823,402
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44				59,926	13,350
Ser. 14-69, Class IG, IO, 5.00%, 9/20/43				400,999	78,331
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43				565,572	124,313
Ser. 16-154, Class AI, IO, 5.00%, 2/20/41				248,043	13,154
Ser. 11-135, Class DI, IO, 5.00%, 4/16/40				1,260,703	300,605
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40				42,380	9,311
Ser. 17-26, Class EI, IO, 5.00%, 2/20/40				2,267,839	393,024
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40				195,055	42,893
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39				27,461	6,202
Ser. 16-154, Class IB, IO, 5.00%, 11/20/39				2,397,806	553,591
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39				2,481,194	550,701
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39				259,678	59,118
IFB Ser. 10-50, Class QS, IO (-1 x 1 Month US LIBOR) + 6.55%, 4.956%, 12/20/38				266,064	14,301
IFB Ser. 10-3, Class MS, IO (-1 x 1 Month US LIBOR) + 6.55%, 4.956%, 11/20/38				412,477	19,732
IFB Ser. 10-167, Class SG, IO (-1 x 1 Month US LIBOR) + 6.50%, 4.912%, 8/16/38				6,235,411	311,771
IFB Ser. 10-62, Class SD, IO (-1 x 1 Month US LIBOR) + 6.49%, 4.896%, 5/20/40				107,413	17,096
IFB Ser. 13-104, Class YS, IO (-1 x 1 Month US LIBOR) + 6.15%, 4.562%, 7/16/43				1,062,003	151,750
IFB Ser. 16-77, Class SL, IO (-1 x 1 Month US LIBOR) + 6.15%, 4.556%, 3/20/43				1,179,546	129,491
IFB Ser. 16-77, Class SC, IO (-1 x 1 Month US LIBOR) + 6.10%, 4.506%, 10/20/45				79,677	12,570
IFB Ser. 14-58, Class SA, IO (-1 x 1 Month US LIBOR) + 6.10%, 4.506%, 4/20/44				1,845,093	269,494
IFB Ser. 14-60, Class SE, IO (-1 x 1 Month US LIBOR) + 6.10%, 4.506%, 4/20/44				104,549	15,169
IFB Ser. 13-182, Class SY, IO (-1 x 1 Month US LIBOR) + 6.10%, 4.506%, 12/20/43				57,187	10,068
IFB Ser. 14-20, Class SQ, IO (-1 x 1 Month US LIBOR) + 6.10%, 4.506%, 7/20/43				1,699,126	225,406
Ser. 17-132, Class IA, IO, 4.50%, 9/20/47				3,824,685	769,718
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46				355,678	75,137
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46				151,922	23,583
Ser. 16-49, IO, 4.50%, 11/16/45				1,165,187	261,361
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45				108,619	23,307
Ser. 16-129, Class PI, IO, 4.50%, 6/20/45				404,893	86,088
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45				198,482	45,024
Ser. 16-17, Class IA, IO, 4.50%, 3/20/45				836,166	179,045
Ser. 14-161, Class HI, IO, 4.50%, 6/20/44				1,351,424	243,256
Ser. 14-100, Class LI, IO, 4.50%, 10/16/43				143,414	24,912
Ser. 16-99, Class IP, IO, 4.50%, 8/20/43				772,999	125,916
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43				530,661	112,377
Ser. 12-129, IO, 4.50%, 11/16/42				253,424	58,891
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42				138,152	26,719
Ser. 12-98, Class AI, IO, 4.50%, 4/16/42				1,877,406	353,797
Ser. 14-98, Class AI, IO, 4.50%, 10/20/41				1,511,912	166,942
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40				121,302	26,321
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40				89,705	18,022
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40				39,947	7,989
Ser. 09-121, Class DI, IO, 4.50%, 12/16/39				7,218,041	1,441,154
Ser. 14-95, Class JI, IO, 4.50%, 12/16/39				3,102,098	651,130
Ser. 13-187, IO, 4.50%, 11/20/39				1,374,419	106,243
IFB Ser. 13-99, Class AS, IO (-1 x 1 Month US LIBOR) + 6.05%, 4.456%, 6/20/43				3,574,645	685,855
IFB Ser. 11-22, Class PS, IO (-1 x 1 Month US LIBOR) + 6.00%, 4.406%, 7/20/40				233,085	20,217
IFB Ser. 10-134, Class ES, IO (-1 x 1 Month US LIBOR) + 6.00%, 4.406%, 11/20/39				605,279	50,081
IFB Ser. 16-167, Class SB, IO (-1 x 1 Month US LIBOR) + 6.00%, 4.406%, 4/20/38				251,853	11,110
Ser. 17-130, Class IB, IO, 4.00%, 8/20/47				2,451,450	444,376
Ser. 17-120, Class IJ, IO, 4.00%, 4/20/47				2,054,547	310,750
Ser. 17-99, Class AI, IO, 4.00%, 1/20/47				2,431,646	443,775
Ser. 17-11, Class PI, IO, 4.00%, 12/20/46				1,367,336	242,702
Ser. 16-138, Class DI, IO, 4.00%, 10/20/46				1,392,676	273,146
Ser. 16-147, Class BI, IO, 4.00%, 10/20/46				1,736,413	333,099
Ser. 16-135, Class PI, IO, 4.00%, 5/20/46				2,221,285	477,065
Ser. 16-69, IO, 4.00%, 5/20/46				161,870	28,897
Ser. 16-29, IO, 4.00%, 2/16/46				843,031	168,606
Ser. 17-87, IO, 4.00%, 1/20/46				3,090,596	526,019
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45				152,932	29,475
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45				105,315	20,500
Ser. 16-47, Class CI, IO, 4.00%, 9/20/45				901,664	148,919
Ser. 15-106, Class CI, IO, 4.00%, 5/20/45				611,586	103,591
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45				294,529	66,122
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45				150,407	28,485
Ser. 15-89, Class IP, IO, 4.00%, 2/20/45				153,838	25,379
Ser. 17-45, Class IM, IO, 4.00%, 10/20/44				3,291,357	547,188
Ser. 17-17, Class EI, IO, 4.00%, 9/20/44				3,741,093	528,429
Ser. 17-68, Class IL, IO, 4.00%, 8/20/44				2,952,709	555,611
Ser. 15-40, Class KI, IO, 4.00%, 7/20/44				2,783,359	472,782
Ser. 17-63, Class PI, IO, 4.00%, 12/20/43				784,225	124,143
Ser. 15-144, Class IA, IO, 4.00%, 1/16/43				498,048	80,497
Ser. 12-122, Class PI, IO, 4.00%, 4/20/42				124,456	20,086
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42				362,648	70,722
Ser. 15-162, Class BI, IO, 4.00%, 11/20/40				553,228	86,038
Ser. 14-115, Class EI, IO, 4.00%, 6/20/38				147,571	7,629
Ser. 17-136, Class GI, IO, 3.50%, 9/20/47				5,726,637	954,974
Ser. 17-141, Class ID, IO, 3.50%, 7/20/47				2,353,668	371,807
Ser. 17-114, Class DI, IO, 3.50%, 3/20/47				1,027,074	163,086
Ser. 17-130, Class NI, IO, 3.50%, 1/20/47				5,194,331	902,411
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46				150,575	20,207
Ser. 16-111, Class IP, IO, 3.50%, 8/20/46				298,574	36,127
Ser. 15-111, Class IJ, IO, 3.50%, 8/20/45				2,017,027	356,207
Ser. 16-83, Class PI, IO, 3.50%, 6/20/45				261,789	39,007
Ser. 15-64, Class PI, IO, 3.50%, 5/20/45				77,958	12,872
Ser. 15-52, Class IK, IO, 3.50%, 4/20/45				491,527	78,779
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45				73,683	13,926
Ser. 17-136, Class IG, IO, 3.50%, 2/20/44				3,798,925	475,322
Ser. 17-6, Class DI, IO, 3.50%, 1/20/44				4,755,090	551,695
Ser. 17-17, Class DI, IO, 3.50%, 9/20/43				162,588	22,417
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43				116,641	20,781
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43				119,238	17,639
Ser. 13-14, IO, 3.50%, 12/20/42				187,333	28,926
Ser. 12-103, Class CI, IO, 3.50%, 8/16/42				1,440,681	296,307
Ser. 12-104, Class QI, IO, 3.50%, 4/20/42				83,095	19,511
Ser. 15-62, Class IL, IO, 3.50%, 2/16/42				3,932,685	511,249
Ser. 14-39, Class LI, IO, 3.50%, 1/20/40				768,399	61,626
Ser. 13-6, Class AI, IO, 3.50%, 8/20/39				4,590,350	648,387
Ser. 15-134, Class LI, IO, 3.50%, 5/20/39				724,532	76,076
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39				1,999,314	199,819
Ser. 15-82, Class GI, IO, 3.50%, 12/20/38				98,262	8,281
Ser. 15-87, Class AI, IO, 3.50%, 12/20/38				1,527,348	113,110
Ser. 15-69, Class IK, IO, 3.50%, 3/20/38				1,565,371	170,938
Ser. 14-139, Class NI, IO, 3.50%, 8/20/28				1,142,746	100,219
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28				2,418,445	250,382
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37				1,618,822	157,997
Ser. 17-H04, Class BI, IO, 2.615%, 2/20/67(WAC)				8,451,985	1,225,538
Ser. 17-H08, Class DI, IO, 2.613%, 2/20/67(WAC)				1,376,787	220,286
Ser. 17-H05, Class CI, IO, 2.472%, 2/20/67(WAC)				11,379,946	1,485,777
Ser. 17-H08, Class EI, IO, 2.436%, 2/20/67(WAC)				4,457,832	585,090
Ser. 17-H06, Class BI, IO, 2.405%, 2/20/67(WAC)				2,114,197	273,154
Ser. 17-H03, Class EI, IO, 2.368%, 1/20/67(WAC)				977,743	147,884
Ser. 16-H27, Class BI, IO, 2.346%, 12/20/66(WAC)				1,387,821	174,310
Ser. 16-H22, Class AI, IO, 2.335%, 10/20/66(WAC)				8,415,137	1,037,772
Ser. 17-H22, Class EI, IO, 2.334%, 10/20/67(WAC)				2,262,512	265,845
Ser. 10-H22, Class CI, IO, 2.329%, 10/20/60(WAC)				746,595	43,862
Ser. 17-H06, Class MI, IO, 2.318%, 2/20/67(WAC)				3,002,836	351,026
Ser. 17-H02, Class BI, IO, 2.313%, 1/20/67(WAC)				4,996,914	662,091
Ser. 17-H16, Class JI, IO, 2.312%, 8/20/67(WAC)				907,076	130,392
Ser. 16-H23, Class NI, IO, 2.304%, 10/20/66(WAC)				426,452	53,434
Ser. 16-H21, Class AI, IO, 2.265%, 9/20/66(WAC)				5,953,868	736,791
Ser. 17-H08, Class NI, IO, 2.262%, 3/20/67(WAC)				907,442	113,249
FRB Ser. 16-H16, Class DI, IO, 2.26%, 6/20/66(WAC)				1,659,949	197,119
Ser. 17-H03, Class DI, IO, 2.245%, 12/20/66(WAC)				5,074,951	697,806
Ser. 17-H03, Class AI, IO, 2.236%, 12/20/66(WAC)				2,360,514	300,966
Ser. 17-H11, Class NI, IO, 2.203%, 5/20/67(WAC)				7,894,715	967,418
Ser. 17-H18, Class DI, IO, 2.202%, 9/20/67(WAC)				2,385,350	316,059
Ser. 16-H20, Class NI, IO, 2.198%, 9/20/66(WAC)				1,294,867	144,054
Ser. 16-H14, Class AI, IO, 2.183%, 6/20/66(WAC)				205,165	23,831
Ser. 17-H20, Class GI, IO, 2.177%, 9/20/67(WAC)				10,320,955	1,264,317
Ser. 17-H21, Class AI, IO, 2.173%, 10/20/67(WAC)				12,547,198	1,548,638
Ser. 17-H14, Class JI, IO, 2.158%, 6/20/67(WAC)				3,453,544	492,130
Ser. 16-H18, Class QI, IO, 2.156%, 6/20/66(WAC)				3,576,867	445,624
Ser. 17-H20, Class DI, IO, 2.124%, 10/20/67(WAC)				2,165,220	314,173
Ser. 16-H17, Class DI, IO, 2.124%, 7/20/66(WAC)				4,086,293	465,359
Ser. 16-H27, Class EI, IO, 2.103%, 12/20/66(WAC)				6,933,268	718,404
Ser. 16-H24, IO, 2.10%, 9/20/66(WAC)				572,603	67,997
Ser. 15-H29, Class HI, IO, 2.095%, 9/20/65(WAC)				4,181,737	398,520
Ser. 17-H13, Class QI, IO, 2.094%, 6/20/67(WAC)				3,484,501	460,898
Ser. 18-H01, Class AI, IO, 2.089%, 1/20/68(WAC)				13,608,644	2,007,275
Ser. 16-H11, Class HI, IO, 2.083%, 1/20/66(WAC)				288,726	29,594
FRB Ser. 15-H16, Class XI, IO, 2.082%, 7/20/65				94,228	10,318
Ser. 16-H06, Class HI, IO, 2.056%, 2/20/66				175,300	16,282
Ser. 15-H20, Class CI, IO, 2.055%, 8/20/65(WAC)				161,798	17,375
Ser. 15-H22, Class HI, IO, 2.034%, 8/20/65(WAC)				4,815,521	524,410
Ser. 15-H24, Class HI, IO, 2.031%, 9/20/65(WAC)				312,589	23,646
Ser. 17-H19, Class MI, IO, 2.018%, 4/20/67(WAC)				1,981,232	233,389
Ser. 15-H13, Class AI, IO, 2.005%, 6/20/65(WAC)				538,404	54,513
Ser. 15-H25, Class CI, IO, 1.954%, 10/20/65(WAC)				142,484	14,206
Ser. 15-H25, Class BI, IO, 1.942%, 10/20/65(WAC)				229,011	22,649
Ser. 15-H26, Class DI, IO, 1.92%, 10/20/65(WAC)				136,161	13,848
Ser. 15-H03, Class DI, IO, 1.919%, 1/20/65(WAC)				451,978	40,949
Ser. 15-H15, Class JI, IO, 1.906%, 6/20/65(WAC)				286,790	29,253
Ser. 15-H10, Class HI, IO, 1.899%, 4/20/65(WAC)				320,844	29,036
Ser. 17-H11, Class DI, IO, 1.871%, 5/20/67(WAC)				592,417	64,425
Ser. 17-H16, Class IB, IO, 1.864%, 8/20/67(WAC)				8,360,699	878,709
Ser. 17-H09, Class DI, IO, 1.859%, 3/20/67(WAC)				3,193,805	313,312
Ser. 17-H09, Class HI, IO, 1.842%, 3/20/67(WAC)				1,368,933	164,272
Ser. 16-H06, Class AI, IO, 1.824%, 2/20/66				2,738,811	252,546
Ser. 16-H02, Class HI, IO, 1.822%, 1/20/66(WAC)				413,880	36,008
Ser. 15-H25, Class EI, IO, 1.81%, 10/20/65(WAC)				174,524	16,143
Ser. 16-H22, IO, 1.805%, 10/20/66(WAC)				7,474,484	712,057
Ser. 15-H23, Class DI, IO, 1.80%, 9/20/65(WAC)				184,596	18,303
Ser. 15-H20, Class AI, IO, 1.782%, 8/20/65(WAC)				156,120	14,785
Ser. 15-H04, Class AI, IO, 1.782%, 12/20/64(WAC)				6,880,723	576,261
Ser. 15-H18, Class IA, IO, 1.78%, 6/20/65(WAC)				223,809	15,846
Ser. 17-H09, IO, 1.779%, 4/20/67(WAC)				844,872	86,387
Ser. 17-H10, Class MI, IO, 1.778%, 4/20/67(WAC)				9,603,188	978,565
Ser. 15-H10, Class CI, IO, 1.768%, 4/20/65(WAC)				170,263	16,816
Ser. 15-H26, Class GI, IO, 1.753%, 10/20/65(WAC)				93,219	8,874
Ser. 13-H15, Class CI, IO, 1.734%, 7/20/63(WAC)				4,533,900	233,052
Ser. 17-H06, Class DI, IO, 1.733%, 2/20/67(WAC)				1,350,819	124,140
Ser. 15-H23, Class BI, IO, 1.689%, 9/20/65(WAC)				114,458	10,084
Ser. 15-H26, Class EI, IO, 1.679%, 10/20/65(WAC)				363,186	33,413
Ser. 16-H04, Class KI, IO, 1.665%, 2/20/66(WAC)				122,686	9,355
Ser. 14-H21, Class AI, IO, 1.665%, 10/20/64(WAC)				317,279	27,861
Ser. 17-H14, Class DI, IO, 1.663%, 6/20/67(WAC)				1,058,459	82,277
Ser. 16-H24, Class CI, IO, 1.657%, 10/20/66(WAC)				8,671,283	781,439
Ser. 15-H09, Class BI, IO, 1.651%, 3/20/65(WAC)				73,052	6,391
Ser. 17-H16, Class HI, IO, 1.649%, 8/20/67(WAC)				5,537,404	532,975
Ser. 14-H25, Class BI, IO, 1.644%, 12/20/64(WAC)				3,032,140	250,315
Ser. 17-H16, Class CI, IO, 1.625%, 7/20/67(WAC)				10,821,751	773,333
Ser. 16-H12, Class AI, IO, 1.616%, 7/20/65(WAC)				596,252	50,656
Ser. 13-H14, Class XI, IO, 1.613%, 3/20/63(WAC)				434,896	23,093
Ser. 17-H14, Class EI, IO, 1.597%, 6/20/67(WAC)				4,755,044	410,123
Ser. 15-H22, Class EI, IO, 1.582%, 8/20/65(WAC)				337,040	19,751
Ser. 15-H25, Class AI, IO, 1.575%, 9/20/65(WAC)				410,338	33,607
Ser. 15-H24, Class BI, IO, 1.572%, 8/20/65(WAC)				554,133	28,378
Ser. 14-H13, Class BI, IO, 1.55%, 5/20/64(WAC)				354,038	19,472
Ser. 17-H03, Class HI, IO, 1.547%, 1/20/67(WAC)				743,456	63,194
Ser. 15-H14, Class BI, IO, 1.546%, 5/20/65(WAC)				551,801	29,998
Ser. 17-H06, Class EI, 1.538%, 2/20/67(WAC)				260,342	19,409
Ser. 11-H15, Class AI, IO, 1.529%, 6/20/61(WAC)				3,018,691	177,348
FRB Ser. 12-H23, Class WI, IO, 1.528%, 10/20/62(WAC)				1,021,413	51,829
Ser. 15-H01, Class BI, IO, 1.526%, 1/20/65(WAC)				10,091,899	722,782
Ser. 14-H23, Class BI, IO, 1.52%, 11/20/64(WAC)				9,171,709	755,675
Ser. 16-H25, Class GI, IO, 1.472%, 11/20/66(WAC)				1,143,402	62,373
Ser. 13-H24, Class AI, IO, 1.449%, 9/20/63(WAC)				774,281	37,139
Ser. 14-H08, Class CI, IO, 1.448%, 3/20/64(WAC)				16,254,074	916,063
Ser. 14-H06, Class BI, IO, 1.441%, 2/20/64(WAC)				10,723,734	587,006
Ser. 12-H29, Class AI, IO, 1.433%, 10/20/62(WAC)				2,603,037	109,054
Ser. 12-H29, Class FI, IO, 1.433%, 10/20/62(WAC)				2,603,037	109,054
Ser. 17-H16, Class KI, IO, 1.425%, 8/20/67(WAC)				7,053,369	546,756
Ser. 10-H19, Class BI, IO, 1.423%, 8/20/60(WAC)				499,433	30,851
Ser. 10-H20, Class IF, IO, 1.409%, 10/20/60(WAC)				3,912,517	224,970
Ser. 14-H08, Class BI, IO, 1.408%, 4/20/64(WAC)				250,627	21,303
Ser. 14-H09, Class AI, IO, 1.396%, 1/20/64(WAC)				250,856	12,229
Ser. 16-H08, Class GI, IO, 1.387%, 4/20/66(WAC)				290,399	17,456
Ser. 12-H29, Class CI, IO, 1.377%, 2/20/62(WAC)				9,050,005	463,813
Ser. 12-H06, Class AI, IO, 1.324%, 1/20/62(WAC)				1,072,437	50,941
Ser. 11-H08, Class GI, IO, 1.22%, 3/20/61(WAC)				369,125	16,906
FRB Ser. 11-H07, Class FI, IO, 1.195%, 2/20/61(WAC)				809,947	28,996
Ser. 12-H10, Class AI, IO, 1.181%, 12/20/61(WAC)				8,053,707	322,148
Ser. 12-H11, Class FI, IO, 1.179%, 2/20/62(WAC)				13,247,923	527,797
Ser. 11-H16, Class FI, IO, 0.997%, 7/20/61(WAC)				2,947,730	113,414
Ser. 15-H26, Class CI, IO, 0.78%, 8/20/65(WAC)				493,944	7,162

					85,477,539
Commercial mortgage-backed securities (11.1%)

Banc of America Commercial Mortgage Trust Ser. 08-1, Class AJ, 6.041%, 2/10/51(WAC)				450,000	450,225

Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 07-T28, Class D, 5.656%, 9/11/42(WAC)				332,000	331,160

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class F, 5.25%, 12/15/47(WAC)				100,000	88,649

Citigroup Commercial Mortgage Trust FRB Ser. 06-C4, Class B, 6.189%, 3/15/49(WAC)				636	633

Citigroup Commercial Mortgage Trust 144A FRB Ser. 14-GC21, Class D, 4.835%, 5/10/47(WAC)				899,000	783,260

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 5.876%, 5/15/46(WAC)				676,601	686,692

COMM Mortgage Trust 144A

FRB Ser. 12-CR3, Class E, 4.755%, 10/15/45(WAC)				200,000	167,618
FRB Ser. 14-CR18, Class D, 4.734%, 7/15/47(WAC)				842,000	737,809
Ser. 14-CR18, Class E, 3.60%, 7/15/47				200,000	126,152

Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 08-C1, Class AJ, 6.385%, 2/15/41(WAC)				100,000	82,000
FRB Ser. 07-C4, Class C, 6.072%, 9/15/39(WAC)				344,751	349,474

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.798%, 4/15/50(WAC)				950,000	829,386

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.652%, 1/10/45(WAC)				100,000	94,100
FRB Ser. 11-GC5, Class D, 5.398%, 8/10/44(WAC)				1,154,000	1,105,316
FRB Ser. 13-GC16, Class D, 5.327%, 11/10/46(WAC)				62,000	57,716
FRB Ser. 14-GC18, Class D, 4.944%, 1/10/47(WAC)				333,000	281,518
FRB Ser. 14-GC22, Class D, 4.646%, 6/10/47(WAC)				1,577,000	1,294,086
FRB Ser. 13-GC12, Class D, 4.442%, 6/10/46(WAC)				355,000	309,454
FRB Ser. 13-GC10, Class E, 4.411%, 2/10/46(WAC)				1,024,000	792,863

JPMBB Commercial Mortgage Securities Trust FRB Ser. 13-C12, Class D, 4.091%, 7/15/45(WAC)				590,000	519,267

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C17, Class D, 4.881%, 1/15/47(WAC)				661,000	600,736
FRB Ser. 14-C18, Class D, 4.814%, 2/15/47(WAC)				120,000	104,562
FRB Ser. 14-C19, Class D, 4.66%, 4/15/47(WAC)				405,000	359,241
FRB Ser. 14-C26, Class D, 3.924%, 1/15/48(WAC)				489,000	415,692
Ser. 13-C14, Class F, 3.598%, 8/15/46(WAC)				625,000	427,832
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)				100,000	60,391

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class E, 6.275%, 2/12/51(WAC)				1,451,000	1,458,255
FRB Ser. 12-C6, Class E, 5.136%, 5/15/45(WAC)				224,000	196,731
FRB Ser. 12-C8, Class D, 4.654%, 10/15/45(WAC)				750,000	717,747
FRB Ser. 12-LC9, Class E, 4.372%, 12/15/47(WAC)				1,030,000	951,619
Ser. 13-C16, Class E, 3.744%, 12/15/46(WAC)				1,000,000	724,063
Ser. 12-C6, Class G, 2.972%, 5/15/45(WAC)				100,000	73,736

LB-UBS Commercial Mortgage Trust FRB Ser. 06-C6, Class B, 5.472%, 9/15/39(WAC)				130,000	10,124

Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 14-C15, Class D, 4.891%, 4/15/47(WAC)				320,000	292,608
Ser. 14-C17, Class D, 4.697%, 8/15/47(WAC)				1,008,000	846,519
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45(WAC)				100,000	71,013
FRB Ser. 13-C10, Class D, 4.082%, 7/15/46(WAC)				125,000	113,323
Ser. 14-C15, Class F, 4.00%, 4/15/47				125,000	88,381
Ser. 14-C17, Class E, 3.50%, 8/15/47				100,000	63,783
Ser. 14-C18, Class D, 3.389%, 10/15/47				498,000	356,120

Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class B, 5.538%, 2/12/44(WAC)				100,000	96,161
Ser. 07-HQ11, Class AJ, 5.508%, 2/12/44(WAC)				16,594	16,478
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)				100,000	94,968

Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class D, 6.188%, 1/11/43(WAC)				250,000	252,250
FRB Ser. 08-T29, Class F, 6.188%, 1/11/43(WAC)				100,000	97,000
FRB Ser. 12-C4, Class D, 5.42%, 3/15/45(WAC)				211,000	198,552
FRB Ser. 12-C4, Class E, 5.42%, 3/15/45(WAC)				250,000	228,125
FRB Ser. 11-C3, Class G, 5.155%, 7/15/49(WAC)				1,171,000	1,006,511

UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 4.894%, 5/10/63(WAC)				58,000	38,391
FRB Ser. 12-C2, Class E, 4.894%, 5/10/63(WAC)				38,000	31,183

Wells Fargo Commercial Mortgage Trust 144A
Ser. 12-LC5, Class D, 4.765%, 10/15/45(WAC)				75,000	70,515
FRB Ser. 13-LC12, Class D, 4.291%, 7/15/46(WAC)				750,000	624,503
Ser. 14-LC16, Class D, 3.938%, 8/15/50				1,489,000	1,223,209

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.651%, 2/15/44(WAC)				75,000	73,990
Ser. 11-C4, Class D, 5.232%, 6/15/44(WAC)				206,000	200,298
FRB Ser. 14-C19, Class E, 4.971%, 3/15/47(WAC)				446,000	323,322
FRB Ser. 12-C7, Class D, 4.825%, 6/15/45(WAC)				354,000	324,062
FRB Ser. 12-C7, Class E, 4.825%, 6/15/45(WAC)				675,000	561,128
FRB Ser. 13-C15, Class D, 4.481%, 8/15/46(WAC)				1,278,000	1,079,248
FRB Ser. 12-C10, Class D, 4.447%, 12/15/45(WAC)				874,000	762,975
Ser. 14-C19, Class D, 4.234%, 3/15/47				35,000	30,015

					24,352,738
Residential mortgage-backed securities (non-agency) (18.9%)

American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, 1 Month US LIBOR + 0.19%, 1.751%, 5/25/47				153,199	115,814

Bear Stearns Alt-A Trust
FRB Ser. 05-7, Class 21A1, 3.68%, 9/25/35(WAC)				826,217	837,233
FRB Ser. 05-8, Class 21A1, 3.584%, 10/25/35(WAC)				600,459	607,490
FRB Ser. 06-6, Class 1A1, 1 Month US LIBOR + 0.32%, 1.941%, 11/25/36				1,204,409	1,191,040

Bear Stearns Mortgage Funding Trust FRB Ser. 06-AR2, Class 2A1, 1 Month US LIBOR + 0.23%, 1.851%, 9/25/46				201,495	182,994

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class B1, 1 Month US LIBOR + 6.30%, 7.861%, 7/25/25 (Bermuda)				150,000	154,232

Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AMC3, Class A2D, 1 Month US LIBOR + 0.35%, 1.971%, 3/25/37				455,960	381,075
FRB Ser. 07-WFH3, Class M1, 1 Month US LIBOR + 0.26%, 1.881%, 6/25/37				320,000	299,200

Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, 1 Month US LIBOR + 0.96%, 2.161%, 8/25/46				307,021	265,262
FRB Ser. 06-OA7, Class 1A2, 1 Month US LIBOR + 0.94%, 2.141%, 6/25/46				78,814	69,266
FRB Ser. 06-45T1, Class 2A7, 1 Month US LIBOR + 0.34%, 1.961%, 2/25/37				585,349	366,360
FRB Ser. 05-59, Class 1A1, 1 Month US LIBOR + 0.33%, 1.924%, 11/20/35				76,708	73,231
FRB Ser. 05-51, Class 3A3A, 1 Month US LIBOR + 0.32%, 1.916%, 11/20/35				377,169	342,702
FRB Ser. 06-OA10, Class 2A1, 1 Month US LIBOR + 0.19%, 1.811%, 8/25/46				301,851	249,027
FRB Ser. 06-OA10, Class 3A1, 1 Month US LIBOR + 0.19%, 1.811%, 8/25/46				739,884	621,503
FRB Ser. 06-OA10, Class 4A1, 1 Month US LIBOR + 0.19%, 1.811%, 8/25/46				762,192	645,005

Countrywide Home Loan Mortgage Pass-Through Trust FRB Ser. 06-OA5, Class 2A1, 1 Month US LIBOR + 0.20%, 1.821%, 4/25/46				97,183	86,442

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, 1 Month US LIBOR + 10.50%, 12.121%, 5/25/28				249,706	348,480
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, 1 Month US LIBOR + 9.35%, 10.971%, 4/25/28				359,325	489,461
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, 1 Month US LIBOR + 7.55%, 9.171%, 12/25/27				737,975	905,716
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1, 1 Month US LIBOR + 5.15%, 6.771%, 10/25/29				250,000	283,931
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, 1 Month US LIBOR + 5.15%, 6.771%, 11/25/28				685,000	813,824
FRB Ser. 16-DNA3, Class M3, 1 Month US LIBOR + 5.00%, 6.621%, 12/25/28				670,000	787,209
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B1, 1 Month US LIBOR + 4.95%, 6.571%, 7/25/29				1,203,000	1,347,162
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, 1 Month US LIBOR + 3.85%, 5.471%, 3/25/29				343,000	386,845
FRB Ser. 17-HQA1, Class M2, 1 Month US LIBOR + 3.55%, 5.171%, 8/25/29				490,000	535,339

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, 1 Month US LIBOR + 12.75%, 14.371%, 10/25/28				827,411	1,255,025
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, 1 Month US LIBOR + 12.25%, 13.871%, 9/25/28				94,950	144,132
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, 1 Month US LIBOR + 11.75%, 13.371%, 10/25/28				134,889	199,832
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, 1 Month US LIBOR + 11.75%, 13.371%, 8/25/28				60,968	90,104
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, 1 Month US LIBOR + 10.75%, 12.371%, 1/25/29				69,978	97,218
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 1 Month US LIBOR + 5.90%, 7.521%, 10/25/28				257,000	303,998
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 1 Month US LIBOR + 5.70%, 7.321%, 4/25/28				949,635	1,100,912
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 1 Month US LIBOR + 5.55%, 7.171%, 4/25/28				1,416,490	1,600,550
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, 1 Month US LIBOR + 5.50%, 7.121%, 9/25/29				1,519,000	1,719,424
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, 1 Month US LIBOR + 5.30%, 6.921%, 10/25/28				896,000	1,057,888
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2B1, 1 Month US LIBOR + 5.05%, 6.671%, 11/25/29				1,500,000	1,646,405
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, 1 Month US LIBOR + 5.00%, 6.621%, 7/25/25				617,433	701,485
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, 1 Month US LIBOR + 5.00%, 6.621%, 7/25/25				594,205	659,008
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, 1 Month US LIBOR + 4.85%, 6.471%, 10/25/29				1,375,000	1,511,695
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, 1 Month US LIBOR + 4.45%, 6.071%, 1/25/29				700,000	787,325
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, 1 Month US LIBOR + 4.35%, 5.971%, 5/25/29				721,000	805,532
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, 1 Month US LIBOR + 4.30%, 5.921%, 2/25/25				110,140	120,667
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, 1 Month US LIBOR + 4.25%, 5.871%, 4/25/29				700,000	798,415
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, 1 Month US LIBOR + 4.00%, 5.621%, 5/25/25				11,933	12,876
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2, 1 Month US LIBOR + 3.65%, 5.271%, 9/25/29				1,575,000	1,721,889
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, 1 Month US LIBOR + 3.60%, 5.221%, 1/25/30				1,683,000	1,716,118
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, 1 Month US LIBOR + 3.55%, 5.171%, 7/25/29				558,000	608,477
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, 1 Month US LIBOR + 2.80%, 4.421%, 2/25/30				1,340,000	1,399,327

GSAA Home Equity Trust
FRB Ser. 05-15, Class 2A2, 1 Month US LIBOR + 0.25%, 1.871%, 1/25/36				913,924	638,833
FRB Ser. 06-8, Class 2A2, 1 Month US LIBOR + 0.18%, 1.801%, 5/25/36				161,242	85,960

GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, 1 Month US LIBOR + 0.31%, 1.871%, 5/25/37				1,102,548	843,892

HarborView Mortgage Loan Trust FRB Ser. 04-11, Class 1A, 1 Month US LIBOR + 0.70%, 2.294%, 1/19/35				683,601	488,775

IndyMac INDX Mortgage Loan Trust FRB Ser. 06-AR11, Class 2A1, 3.627%, 6/25/36(WAC)				85,334	79,030

JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, 1 Month US LIBOR + 0.20%, 1.821%, 6/25/37				400,058	247,036

Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-NC1, Class M2, 1 Month US LIBOR + 2.33%, 3.946%, 12/27/33				465,571	463,616

MortgageIT Trust FRB Ser. 05-3, Class M4, 1 Month US LIBOR + 0.95%, 2.566%, 8/25/35				55,952	50,099

Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class B1, 1 Month US LIBOR + 6.00%, 7.371%, 4/25/27 (Bermuda)				960,000	960,000

Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, 1 Month US LIBOR + 0.21%, 1.831%, 8/25/36				251,731	220,265
FRB Ser. 07-AR1, Class 2A1, 1 Month US LIBOR + 0.18%, 1.801%, 1/25/37				92,266	85,575

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 3.306%, 9/25/35(WAC)				877,231	882,755
FRB Ser. 05-AR12, Class 1A8, 3.222%, 10/25/35(WAC)				1,645,491	1,637,263
FRB Ser. 04-AR12, Class A2B, 1 Month US LIBOR + 0.46%, 2.081%, 10/25/44				356,280	349,902
FRB Ser. 05-AR13, Class A1C4, 1 Month US LIBOR + 0.43%, 2.051%, 10/25/45				244,849	236,508

Wells Fargo Mortgage Backed Securities Trust
FRB Ser. 06-AR2, Class 1A1, 3.692%, 3/25/36(WAC)				1,009,081	1,014,127
FRB Ser. 06-AR5, Class 1A1, 3.502%, 4/25/36(WAC)				1,022,544	1,027,651
FRB Ser. 05-AR16, Class 6A4, 3.445%, 10/25/35(WAC)				28,718	28,861

					41,784,293

Total mortgage-backed securities (cost $147,479,687)					$151,614,570

ASSET-BACKED SECURITIES (1.6%)(a)
				Principal amount	Value

Loan Depot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, 1 Month US LIBOR + 0.80%, 2.421%, 11/25/50				$1,032,000	$1,032,000

Station Place Securitization Trust 144A
FRB Ser. 18-1, Class A, 1 Month US LIBOR + 0.90%, 2.475%, 4/24/19				1,166,000	1,166,000
FRB Ser. 17-6, Class A, 1 Month US LIBOR + 0.70%, 2.261%, 11/24/18				1,434,000	1,434,000

Total asset-backed securities (cost $3,632,000)					$3,632,000

PURCHASED SWAP OPTIONS OUTSTANDING (0.2%)(a)
Counterparty		Expiration date/strike		Notional/Contract amount	Value

Bank of America N.A.

2.867/3 month USD-LIBOR-BBA/Mar-28		Mar-18/$2.867		$16,047,500	$73,819

2.797/3 month USD-LIBOR-BBA/Mar-28		Mar-18/2.797		16,047,500	38,995

Citibank, N.A.

(2.66975)/3 month USD-LIBOR-BBA/Mar-28		Mar-18/2.66975		8,069,700	156,956

(2.877)/3 month USD-LIBOR-BBA/Mar-28		Mar-18/2.877		4,000,300	12,081

2.685/3 month USD-LIBOR-BBA/Mar-28		Mar-18/2.685		4,000,300	80

2.44325/3 month USD-LIBOR-BBA/Mar-28		Mar-18/2.44325		8,069,700	8

2.195/3 month USD-LIBOR-BBA/Mar-28		Mar-18/2.195		4,034,900	4

Goldman Sachs International

2.8155/3 month USD-LIBOR-BBA/Mar-28		Mar-18/2.8155		4,034,900	7,707

2.741/3 month USD-LIBOR-BBA/Mar-28		Mar-18/2.741		4,034,900	2,824

Morgan Stanley & Co. International PLC

2.8492/3 month USD-LIBOR-BBA/Mar-28		Mar-18/2.8492		32,094,900	99,815

(3.0208)/3 month USD-LIBOR-BBA/Mar-28		Mar-18/3.0208		32,094,900	33,700

(2.9725)/3 month USD-LIBOR-BBA/Mar-28		Mar-18/2.9725		9,628,500	33,026

2.7825/3 month USD-LIBOR-BBA/Mar-28		Mar-18/2.7825		9,628,500	25,323

2.574/3 month USD-LIBOR-BBA/Mar-28		Mar-18/2.574		5,379,800	161

Total purchased swap options outstanding (cost $501,950)					$484,499

PURCHASED OPTIONS OUTSTANDING (0.4%)(a)
Counterparty	Expiration date/strike price	Notional amount		Contract amount	Value

JPMorgan Chase Bank N.A.

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	May-18/$96.81	$17,000,000		$17,000,000	$112,812

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/96.31	8,000,000		8,000,000	67,520

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/96.35	8,000,000		8,000,000	65,504

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/96.44	8,000,000		8,000,000	61,192

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/96.45	8,000,000		8,000,000	60,808

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/96.54	8,000,000		8,000,000	56,296

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/96.56	8,000,000		8,000,000	55,200

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/96.69	8,000,000		8,000,000	49,560

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	May-18/97.25	8,000,000		8,000,000	87,200

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	May-18/97.13	8,000,000		8,000,000	81,216

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	May-18/97.00	8,000,000		8,000,000	75,504

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Mar-18/101.25	43,000,000		43,000,000	215

Total purchased options outstanding (cost $907,734)					$773,027

SHORT-TERM INVESTMENTS (35.0%)(a)
				Principal amount/shares	Value

Interest in $262,015,000 joint tri-party repurchase agreement dated 2/28/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc. due 3/1/18 - maturity value of $12,361,477 for an effective yield of 1.390% (collateralized by various mortgage backed securities with a coupon rate of 3.500% and due dates ranging from 1/20/48 to 2/20/48, valued at $267,255,301)				$12,361,000	$12,361,000

Putnam Short Term Investment Fund 1.54%(AFF)			Shares	46,216,362	46,216,362

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.30%(P)			Shares	120,000	120,000

U.S. Treasury Bills 1.425%, 4/26/18(SEGSF)(SEGCCS)				$107,000	106,746

U.S. Treasury Bills 1.434%, 4/19/18(SEGSF)(SEGCCS)				12,897,000	12,869,925

U.S. Treasury Bills 1.470%, 5/10/18(SEGSF)(SEGCCS)				1,982,000	1,975,998

U.S. Treasury Bills 1.492%, 5/24/18(SEGSF)				278,000	276,964

U.S. Treasury Bills 1.493%, 6/7/18(SEGCCS)				29,000	28,873

U.S. Treasury Bills 1.523%, 6/21/18(SEGSF)(SEGCCS)				443,000	440,740

U.S. Treasury Bills 1.543%, 5/17/18(SEGSF)(SEGCCS)				990,000	986,673

U.S. Treasury Bills 1.640%, 7/5/18(SEGSF)				1,965,000	1,953,317

Total short-term investments (cost $77,340,445)					$77,336,598

TOTAL INVESTMENTS

Total investments (cost $386,128,848)					$389,098,113

WRITTEN SWAP OPTIONS OUTSTANDING at 2/28/18 (premiums $501,228) (Unaudited)

Counterparty Fixed Obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Value

Bank of America N.A.

(2.937)/3 month USD-LIBOR-BBA/Mar-28	Mar-18/$2.937	$16,047,500	$126,775
Citibank, N.A.

(2.5565)/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.5565	4,034,900	121
(2.781)/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.781	2,000,200	580
2.781/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.781	2,000,200	18,902
2.695/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.695	4,034,900	67,665
2.5565/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.5565	4,034,900	117,980
Goldman Sachs International

(2.89)/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.89	4,034,900	17,996
Morgan Stanley & Co. International PLC

2.999/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.999	5,379,800	5,326
(2.8775)/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.8775	4,814,200	27,200
2.8775/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.8775	4,814,200	33,507
2.935/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.935	16,047,500	45,896
(2.935)/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.935	16,047,500	112,494

Total			$574,442

WRITTEN OPTIONS OUTSTANDING at 2/28/18 (premiums $902,109) (Unaudited)

Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

JPMorgan Chase Bank N.A.
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/$96.80	$8,000,000	$8,000,000	$44,608
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/96.84	8,000,000	8,000,000	43,344
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/96.93	8,000,000	8,000,000	39,688
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/96.93	8,000,000	8,000,000	39,688
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/97.02	8,000,000	8,000,000	36,240
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/97.05	8,000,000	8,000,000	35,136
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/97.18	8,000,000	8,000,000	30,952
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/97.30	8,000,000	8,000,000	27,360
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/97.32	8,000,000	8,000,000	26,680
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/97.41	8,000,000	8,000,000	24,080
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/97.42	8,000,000	8,000,000	23,872
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/97.51	8,000,000	8,000,000	21,672
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/97.55	8,000,000	8,000,000	20,728
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/97.67	8,000,000	8,000,000	17,912
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	May-18/96.81	17,000,000	17,000,000	143,361
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	May-18/96.39	8,000,000	8,000,000	51,688
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	May-18/96.27	8,000,000	8,000,000	47,608
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	May-18/96.14	8,000,000	8,000,000	43,792
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	May-18/95.53	8,000,000	8,000,000	28,624
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	May-18/95.41	8,000,000	8,000,000	26,152
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	May-18/95.28	8,000,000	8,000,000	23,864
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Mar-18/101.25	43,000,000	43,000,000	613,266

Total				$1,410,315

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 2/28/18 (Unaudited)

Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)

Citibank, N.A.
2.815/3 month USD-LIBOR-BBA/Mar-28 (Purchased)	Mar-18/$2.815	$9,628,500	$(32,673)	$3,254
(3.005)/3 month USD-LIBOR-BBA/Mar-28 (Purchased)	Mar-18/3.005	9,628,500	(32,673)	(4,275)
2.91/3 month USD-LIBOR-BBA/Mar-28 (Written)	Mar-18/2.91	4,814,200	32,672	3,972
(2.91)/3 month USD-LIBOR-BBA/Mar-28 (Written)	Mar-18/2.91	4,814,200	32,672	(2,763)

Unrealized appreciation				7,226

Unrealized (depreciation)				(7,038)

Total				$188

TBA SALE COMMITMENTS OUTSTANDING at 2/28/18 (proceeds receivable $106,617,656) (Unaudited)

Agency	Principal amount	Settlement date	Value

Federal National Mortgage Association, 4.50%, 3/1/48	$4,000,000	3/13/18	$4,187,812
Federal National Mortgage Association, 3.50%, 3/1/48	20,000,000	3/13/18	19,960,938
Federal National Mortgage Association, 3.00%, 3/1/48	84,000,000	3/13/18	81,388,121
Federal National Mortgage Association, 2.50%, 3/1/48	1,000,000	3/13/18	933,594

Total			$106,470,465

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited)

	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

		$134,385,300	$1,243,602	(E)	$(318,696)	3/21/20	2.10% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	$924,906
		48,712,400	1,071,332	(E)	(1,065,930)	3/21/23	2.30% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	5,402
		13,304,600	514,675	(E)	(546,508)	3/21/28	2.45% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(31,833)
		7,144,000	597,146	(E)	107,539	3/21/48	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	(489,606)
		4,034,900	123,686		58,717	2/15/28	3 month USD-LIBOR-BBA — Quarterly	2.53% — Semiannually	(63,316)
		8,069,700	186,668		(23,106)	2/15/28	2.6155% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	159,952
		4,035,000	70,443		5,811	2/15/28	3 month USD-LIBOR-BBA — Quarterly	2.68% — Semiannually	(62,712)
		4,035,000	49,126		9,429	2/27/28	3 month USD-LIBOR-BBA — Quarterly	2.7435% — Semiannually	(38,906)
		2,558,400	141,725		(87)	1/16/48	3 month USD-LIBOR-BBA — Quarterly	2.6815% — Semiannually	(138,620)
		4,034,900	106,699		20,928	2/22/28	3 month USD-LIBOR-BBA — Quarterly	2.58% — Semiannually	(84,662)
		8,069,700	156,504		(21,087)	2/22/28	2.66% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	133,037
		5,379,800	105,519		32,207	2/22/28	3 month USD-LIBOR-BBA — Quarterly	2.6575% — Semiannually	(71,729)
		10,759,600	130,449		(32,421)	2/22/28	2.7425% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	94,634
		4,000,300	172		(12,854)	3/2/28	2.834% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(12,682)
		2,000,200	252		12,575	3/2/28	3 month USD-LIBOR-BBA — Quarterly	2.74% — Semiannually	12,323
		4,034,900	2,715		22,542	2/28/20	2.873% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	24,291
		2,071,000	1,506		(71)	2/15/48	2.944% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	206
		2,989,000	12,685		(40)	2/16/28	3 month USD-LIBOR-BBA — Quarterly	2.8305% — Semiannually	(11,197)
		2,035,000	10,033		(27)	2/16/28	2.93476% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(11,188)
		8,350,000	52,104		(111)	2/20/28	2.95% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(55,807)
		551,500	2,639		(7)	2/20/28	2.9335% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,881)
		2,750,000	6,012		(36)	2/20/28	3 month USD-LIBOR-BBA — Quarterly	2.904% — Semiannually	7,119
		2,063,000	6,148		(27)	2/20/28	3 month USD-LIBOR-BBA — Quarterly	2.913% — Semiannually	6,984
		6,696,000	21,923		(89)	2/22/28	3 month USD-LIBOR-BBA — Quarterly	2.91723% — Semiannually	24,238
		1,283,800	5,441	(E)	(18)	3/22/20	2.937% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(5,459)
		199,000	117		(2)	2/26/23	2.7705% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(148)
		9,026,000	6,047		(34)	2/26/20	3 month USD-LIBOR-BBA — Quarterly	2.508% — Semiannually	(5,028)
		742,000	13,195		(25)	2/26/48	3.0335% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(13,350)
		7,470,000	36,648		(99)	2/26/28	2.93677% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(37,974)
		7,470,000	36,708		(99)	2/26/28	2.93686% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(38,034)
		18,052,000	12,275		(68)	2/26/20	2.5075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	10,102
		398,000	121		(3)	2/27/23	3 month USD-LIBOR-BBA — Quarterly	2.752% — Semiannually	(46)
		7,470,000	366		(99)	2/27/28	3 month USD-LIBOR-BBA — Quarterly	2.8809% — Semiannually	1,114
		7,470,000	486		(99)	2/27/28	3 month USD-LIBOR-BBA — Quarterly	2.8822% — Semiannually	1,967
		1,484,000	15,058		(51)	2/27/48	3 month USD-LIBOR-BBA — Quarterly	2.997% — Semiannually	15,340
		11,590,400	7,626		(154)	2/27/28	3 month USD-LIBOR-BBA — Quarterly	2.874% — Semiannually	(5,338)
		3,329,600	2,780		(44)	2/27/28	3 month USD-LIBOR-BBA — Quarterly	2.872% — Semiannually	(2,124)
		10,088,000	22,375		(134)	2/28/28	3 month USD-LIBOR-BBA — Quarterly	2.8555% — Semiannually	(20,664)
		1,049,100	2,186		(14)	2/28/28	3 month USD-LIBOR-BBA — Quarterly	2.85701% — Semiannually	(2,008)
		912,000	1,258		(12)	2/28/28	2.865% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,078
		732,500	10	(E)	(10)	3/7/28	2.90% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(20)

	Total				$(1,752,314)				$217,361

(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited)

Swap counterparty/notional amount		Value	Upfront premium received (paid)	Termin- ation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

Barclays Bank PLC
	$62,943	$63,160	$—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$(756)
	50,078	50,251	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(601)
	141,137	142,361	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(2,324)

Credit Suisse International
	292,963	295,503	—	1/12/41	3.50% ( 1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	4,824
	113,021	113,411	—	1/12/41	4.00% ( 1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,358
	29,019	28,865	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	84
	26,146	26,180	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	242

Goldman Sachs International
	31,667	31,499	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	92
	151,826	153,143	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(2,500)
	9,136	9,218	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	(151)

JPMorgan Securities LLC
	17,767	17,790	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	164
	43,914	43,971	—	1/12/44	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(407)

Upfront premium received			—			Unrealized appreciation	6,764

Upfront premium (paid)			—			Unrealized (depreciation)	(6,739)

		Total	$—			Total	$25

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 2/28/18 (Unaudited)
	Swap counterparty/referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)

	Barclays Bank PLC
	CMBX NA BBB-.7 Index	BBB-/P	$34	$6,000	$739	1/17/47	300 bp — Monthly	$(703)

	Citigroup Global Markets, Inc.
	CMBX NA BBB-.6 Index	BBB-/P	336,602	2,371,000	366,082	5/11/63	300 bp — Monthly	(28,690)
	CMBX NA BBB-.6 Index	BBB-/P	12,583	77,000	11,889	5/11/63	300 bp — Monthly	720
	CMBX NA BBB-.6 Index	BBB-/P	18,685	127,000	19,609	5/11/63	300 bp — Monthly	(881)
	CMBX NA BBB-.6 Index	BBB-/P	18,795	127,000	19,609	5/11/63	300 bp — Monthly	(772)
	CMBX NA BBB-.6 Index	BBB-/P	26,075	173,000	26,711	5/11/63	300 bp — Monthly	(579)

	Credit Suisse International
	CMBX NA BBB-.6 Index	BBB-/P	23,756	170,000	26,248	5/11/63	300 bp — Monthly	(2,435)
	CMBX NA BBB-.6 Index	BBB-/P	38,296	247,000	38,137	5/11/63	300 bp — Monthly	242
	CMBX NA A.6 Index	A/P	812	16,000	750	5/11/63	200 bp — Monthly	65
	CMBX NA A.7 Index	A-/P	1,178	32,000	954	1/17/47	200 bp — Monthly	231
	CMBX NA BB.6 Index	BB/P	69,142	358,000	88,891	5/11/63	500 bp — Monthly	(19,550)
	CMBX NA BBB-.6 Index	BBB-/P	9,751	77,000	11,889	5/11/63	300 bp — Monthly	(2,112)
	CMBX NA BBB-.6 Index	BBB-/P	15,910	94,000	14,514	5/11/63	300 bp — Monthly	1,427
	CMBX NA BBB-.6 Index	BBB-/P	12,423	107,000	16,521	5/11/63	300 bp — Monthly	(4,062)
	CMBX NA BBB-.6 Index	BBB-/P	12,951	113,000	17,447	5/11/63	300 bp — Monthly	(4,458)
	CMBX NA BBB-.6 Index	BBB-/P	14,905	141,000	21,770	5/11/63	300 bp — Monthly	(6,818)
	CMBX NA BBB-.6 Index	BBB-/P	22,783	151,000	23,314	5/11/63	300 bp — Monthly	(481)
	CMBX NA BBB-.6 Index	BBB-/P	19,262	178,000	27,483	5/11/63	300 bp — Monthly	(8,162)
	CMBX NA BBB-.6 Index	BBB-/P	57,183	379,000	58,518	5/11/63	300 bp — Monthly	(1,208)
	CMBX NA BBB-.6 Index	BBB-/P	58,852	513,000	79,207	5/11/63	300 bp — Monthly	(20,184)
	CMBX NA BBB-.6 Index	BBB-/P	253,509	2,371,000	366,082	5/11/63	300 bp — Monthly	(111,783)
	CMBX NA BBB-.7 Index	BBB-/P	1,107	14,000	1,723	1/17/47	300 bp — Monthly	(612)
	CMBX NA BBB-.7 Index	BBB-/P	1,379	21,000	2,585	1/17/47	300 bp — Monthly	(1,199)

	Goldman Sachs International
	CMBX NA BBB-.6 Index	BBB-/P	26,181	169,000	26,094	5/11/63	300 bp — Monthly	144
	CMBX NA A.6 Index	A/P	154	3,000	141	5/11/63	200 bp — Monthly	14
	CMBX NA A.6 Index	A/P	11,590	226,000	10,599	5/11/63	200 bp — Monthly	1,041
	CMBX NA A.6 Index	A/P	11,638	226,000	10,599	5/11/63	200 bp — Monthly	1,089
	CMBX NA BBB-.6 Index	BBB-/P	79	1,000	154	5/11/63	300 bp — Monthly	(75)
	CMBX NA BBB-.6 Index	BBB-/P	68	1,000	154	5/11/63	300 bp — Monthly	(86)
	CMBX NA BBB-.6 Index	BBB-/P	520	6,000	926	5/11/63	300 bp — Monthly	(405)
	CMBX NA BBB-.6 Index	BBB-/P	780	7,000	1,081	5/11/63	300 bp — Monthly	(299)
	CMBX NA BBB-.6 Index	BBB-/P	580	7,000	1,081	5/11/63	300 bp — Monthly	(498)
	CMBX NA BBB-.6 Index	BBB-/P	758	7,000	1,081	5/11/63	300 bp — Monthly	(321)
	CMBX NA BBB-.6 Index	BBB-/P	844	10,000	1,544	5/11/63	300 bp — Monthly	(697)
	CMBX NA BBB-.6 Index	BBB-/P	1,959	13,000	2,007	5/11/63	300 bp — Monthly	(44)
	CMBX NA BBB-.6 Index	BBB-/P	1,433	13,000	2,007	5/11/63	300 bp — Monthly	(570)
	CMBX NA BBB-.6 Index	BBB-/P	1,266	15,000	2,316	5/11/63	300 bp — Monthly	(1,045)
	CMBX NA BBB-.6 Index	BBB-/P	1,382	16,000	2,470	5/11/63	300 bp — Monthly	(1,083)
	CMBX NA BBB-.6 Index	BBB-/P	4,589	41,000	6,330	5/11/63	300 bp — Monthly	(1,728)
	CMBX NA BBB-.6 Index	BBB-/P	4,408	47,000	7,257	5/11/63	300 bp — Monthly	(2,833)
	CMBX NA BBB-.6 Index	BBB-/P	6,102	52,000	8,029	5/11/63	300 bp — Monthly	(1,910)
	CMBX NA BBB-.6 Index	BBB-/P	6,807	61,000	9,418	5/11/63	300 bp — Monthly	(2,591)
	CMBX NA BBB-.6 Index	BBB-/P	6,807	61,000	9,418	5/11/63	300 bp — Monthly	(2,591)
	CMBX NA BBB-.6 Index	BBB-/P	5,788	77,000	11,889	5/11/63	300 bp — Monthly	(6,075)
	CMBX NA BBB-.6 Index	BBB-/P	18,576	121,000	18,682	5/11/63	300 bp — Monthly	(66)
	CMBX NA BBB-.6 Index	BBB-/P	20,189	127,000	19,609	5/11/63	300 bp — Monthly	622
	CMBX NA BBB-.6 Index	BBB-/P	19,769	166,000	25,630	5/11/63	300 bp — Monthly	(5,806)
	CMBX NA BBB-.6 Index	BBB-/P	28,389	179,000	27,638	5/11/63	300 bp — Monthly	811
	CMBX NA BBB-.6 Index	BBB-/P	22,767	192,000	29,645	5/11/63	300 bp — Monthly	(6,813)
	CMBX NA BBB-.6 Index	BBB-/P	22,689	192,000	29,645	5/11/63	300 bp — Monthly	(6,892)
	CMBX NA BBB-.6 Index	BBB-/P	31,086	196,000	30,262	5/11/63	300 bp — Monthly	889
	CMBX NA BBB-.6 Index	BBB-/P	21,601	197,000	30,417	5/11/63	300 bp — Monthly	(8,750)
	CMBX NA BBB-.6 Index	BBB-/P	42,824	274,000	42,306	5/11/63	300 bp — Monthly	610
	CMBX NA BBB-.6 Index	BBB-/P	37,025	300,000	46,320	5/11/63	300 bp — Monthly	(9,195)
	CMBX NA BBB-.6 Index	BBB-/P	34,253	310,000	47,864	5/11/63	300 bp — Monthly	(13,508)
	CMBX NA BBB-.6 Index	BBB-/P	29,572	344,000	53,114	5/11/63	300 bp — Monthly	(23,427)
	CMBX NA BBB-.6 Index	BBB-/P	67,429	432,000	66,701	5/11/63	300 bp — Monthly	872
	CMBX NA BBB-.6 Index	BBB-/P	67,712	449,000	69,326	5/11/63	300 bp — Monthly	(1,463)
	CMBX NA BBB-.6 Index	BBB-/P	67,683	449,000	69,326	5/11/63	300 bp — Monthly	(1,493)
	CMBX NA BBB-.6 Index	BBB-/P	79,800	561,000	86,618	5/11/63	300 bp — Monthly	(6,632)
	CMBX NA BBB-.6 Index	BBB-/P	85,858	578,000	89,243	5/11/63	300 bp — Monthly	(3,192)
	CMBX NA BBB-.6 Index	BBB-/P	102,463	673,000	103,911	5/11/63	300 bp — Monthly	(1,224)
	CMBX NA BBB-.6 Index	BBB-/P	79,608	693,000	106,999	5/11/63	300 bp — Monthly	(27,160)
	CMBX NA BBB-.6 Index	BBB-/P	124,104	902,000	139,269	5/11/63	300 bp — Monthly	(14,864)
	CMBX NA BBB-.6 Index	BBB-/P	317,200	2,000,000	308,800	5/11/63	300 bp — Monthly	9,067
	CMBX NA BBB-.6 Index	BBB-/P	793,000	5,000,000	772,000	5/11/63	300 bp — Monthly	22,667
	CMBX NA BBB-.6 Index	BBB-/P	812,499	6,000,000	926,400	5/11/63	300 bp — Monthly	(111,901)
	CMBX NA BBB-.7 Index	BBB-/P	370	5,000	616	1/17/47	300 bp — Monthly	(244)
	CMBX NA BBB-.7 Index	BBB-/P	3,816	37,000	4,555	1/17/47	300 bp — Monthly	(727)
	CMBX NA BBB-.7 Index	BBB-/P	4,227	52,000	6,401	1/17/47	300 bp — Monthly	(2,156)
	CMBX NA BBB-.7 Index	BBB-/P	4,856	57,000	7,017	1/17/47	300 bp — Monthly	(2,142)
	CMBX NA BBB-.7 Index	BBB-/P	7,472	86,000	10,587	1/17/47	300 bp — Monthly	(3,086)
	CMBX NA BBB-.7 Index	BBB-/P	23,196	206,000	25,359	1/17/47	300 bp — Monthly	(2,094)

	JPMorgan Securities LLC
	CMBX NA BBB-.6 Index	BBB-/P	183,310	1,288,000	198,867	5/11/63	300 bp — Monthly	(15,128)
	CMBX NA BB.6 Index	BB/P	176,585	700,000	173,810	5/11/63	500 bp — Monthly	3,164
	CMBX NA BBB-.6 Index	BBB-/P	785	7,000	1,081	5/11/63	300 bp — Monthly	(293)
	CMBX NA BBB-.6 Index	BBB-/P	769	7,000	1,081	5/11/63	300 bp — Monthly	(310)
	CMBX NA BBB-.6 Index	BBB-/P	912	8,000	1,235	5/11/63	300 bp — Monthly	(321)
	CMBX NA BBB-.6 Index	BBB-/P	1,101	10,000	1,544	5/11/63	300 bp — Monthly	(440)
	CMBX NA BBB-.6 Index	BBB-/P	1,362	12,000	1,853	5/11/63	300 bp — Monthly	(487)
	CMBX NA BBB-.6 Index	BBB-/P	1,876	17,000	2,625	5/11/63	300 bp — Monthly	(743)
	CMBX NA BBB-.6 Index	BBB-/P	2,190	20,000	3,088	5/11/63	300 bp — Monthly	(891)
	CMBX NA BBB-.6 Index	BBB-/P	4,123	37,000	5,713	5/11/63	300 bp — Monthly	(1,578)
	CMBX NA BBB-.6 Index	BBB-/P	6,027	51,000	7,874	5/11/63	300 bp — Monthly	(1,830)
	CMBX NA BBB-.6 Index	BBB-/P	8,262	75,000	11,580	5/11/63	300 bp — Monthly	(3,293)
	CMBX NA BBB-.6 Index	BBB-/P	12,517	79,000	12,198	5/11/63	300 bp — Monthly	345
	CMBX NA BBB-.6 Index	BBB-/P	15,568	106,000	16,366	5/11/63	300 bp — Monthly	(762)
	CMBX NA BBB-.6 Index	BBB-/P	16,115	108,000	16,675	5/11/63	300 bp — Monthly	(525)
	CMBX NA BBB-.6 Index	BBB-/P	18,155	121,000	18,682	5/11/63	300 bp — Monthly	(486)
	CMBX NA BBB-.6 Index	BBB-/P	16,826	125,000	19,300	5/11/63	300 bp — Monthly	(2,432)
	CMBX NA BBB-.6 Index	BBB-/P	22,027	139,000	21,462	5/11/63	300 bp — Monthly	612
	CMBX NA BBB-.6 Index	BBB-/P	18,931	145,000	22,388	5/11/63	300 bp — Monthly	(3,408)
	CMBX NA BBB-.6 Index	BBB-/P	24,344	148,000	22,851	5/11/63	300 bp — Monthly	1,542
	CMBX NA BBB-.6 Index	BBB-/P	24,451	148,000	22,851	5/11/63	300 bp — Monthly	1,649
	CMBX NA BBB-.6 Index	BBB-/P	23,825	151,000	23,314	5/11/63	300 bp — Monthly	561
	CMBX NA BBB-.6 Index	BBB-/P	29,909	189,000	29,182	5/11/63	300 bp — Monthly	791
	CMBX NA BBB-.6 Index	BBB-/P	30,043	189,000	29,182	5/11/63	300 bp — Monthly	925
	CMBX NA BBB-.6 Index	BBB-/P	20,241	193,000	29,799	5/11/63	300 bp — Monthly	(9,494)
	CMBX NA BBB-.6 Index	BBB-/P	23,243	218,000	33,659	5/11/63	300 bp — Monthly	(10,343)
	CMBX NA BBB-.6 Index	BBB-/P	34,831	234,000	36,130	5/11/63	300 bp — Monthly	(1,221)
	CMBX NA BBB-.6 Index	BBB-/P	36,182	241,000	37,210	5/11/63	300 bp — Monthly	(948)
	CMBX NA BBB-.6 Index	BBB-/P	38,198	290,000	44,776	5/11/63	300 bp — Monthly	(6,481)
	CMBX NA BBB-.6 Index	BBB-/P	37,312	309,000	47,710	5/11/63	300 bp — Monthly	(10,294)
	CMBX NA BBB-.6 Index	BBB-/P	48,630	310,000	47,864	5/11/63	300 bp — Monthly	869
	CMBX NA BBB-.6 Index	BBB-/P	50,938	320,000	49,408	5/11/63	300 bp — Monthly	1,636
	CMBX NA BBB-.6 Index	BBB-/P	59,640	379,000	58,518	5/11/63	300 bp — Monthly	1,249
	CMBX NA BBB-.6 Index	BBB-/P	57,154	500,000	77,200	5/11/63	300 bp — Monthly	(19,880)
	CMBX NA BBB-.6 Index	BBB-/P	79,699	517,000	79,825	5/11/63	300 bp — Monthly	47
	CMBX NA BBB-.6 Index	BBB-/P	87,957	555,000	85,692	5/11/63	300 bp — Monthly	2,450
	CMBX NA BBB-.6 Index	BBB-/P	103,042	657,000	101,441	5/11/63	300 bp — Monthly	1,821
	CMBX NA BBB-.6 Index	BBB-/P	124,252	902,000	139,269	5/11/63	300 bp — Monthly	(14,716)
	CMBX NA BBB-.6 Index	BBB-/P	104,240	1,000,000	154,400	5/11/63	300 bp — Monthly	(49,827)
	CMBX NA BBB-.6 Index	BBB-/P	612,164	3,885,000	599,844	5/11/63	300 bp — Monthly	13,614
	CMBX NA BBB-.6 Index	BBB-/P	695,693	4,414,000	681,522	5/11/63	300 bp — Monthly	15,642
	CMBX NA BBB-.6 Index	BBB-/P	1,357,721	10,000,000	1,544,000	5/11/63	300 bp — Monthly	(182,945)
	CMBX NA BBB-.6 Index	BBB-/P	4,281,566	26,996,000	4,168,182	5/11/63	300 bp — Monthly	122,382
	CMBX NA BBB-.7 Index	BBB-/P	538,341	4,781,000	588,541	1/17/47	300 bp — Monthly	(48,607)

	Merrill Lynch International
	CMBX NA BBB-.6 Index	BBB-/P	4,244	29,000	4,478	5/11/63	300 bp — Monthly	(224)

	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	43,572	315,000	48,636	5/11/63	300 bp — Monthly	(4,959)
	CMBX NA BBB-.6 Index	BBB-/P	12,583	77,000	11,889	5/11/63	300 bp — Monthly	720
	CMBX NA BBB-.6 Index	BBB-/P	34,750	234,000	36,130	5/11/63	300 bp — Monthly	(1,304)

	Upfront premium received		13,215,945			Unrealized appreciation		210,530

	Upfront premium (paid)		—			Unrealized (depreciation)		(884,545)

	Total		$13,215,945				Total	$(674,015)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at February 28, 2018. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 2/28/18 (Unaudited)
	Swap counterparty/referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	Citigroup Global Markets, Inc.
	CMBX NA BB.7 Index	$(952)	$5,000	$1,005	1/17/47	(500 bp) — Monthly	$50
	CMBX NA BB.7 Index	(952)	5,000	1,005	1/17/47	(500 bp) — Monthly	50

	Credit Suisse International
	CMBX NA BB.7 Index	(103,298)	628,000	126,165	1/17/47	(500 bp) — Monthly	22,519

	Goldman Sachs International
	CMBX NA BB.7 Index	(3,027)	20,000	4,018	1/17/47	(500 bp) — Monthly	980
	CMBX NA BB.7 Index	(68,887)	367,000	73,730	1/17/47	(500 bp) — Monthly	4,639
	CMBX NA BB.7 Index	(16,738)	99,000	19,889	1/17/47	(500 bp) — Monthly	3,096
	CMBX NA BB.7 Index	(5,931)	32,000	6,429	1/17/47	(500 bp) — Monthly	480
	CMBX NA BB.7 Index	(1,218)	6,000	1,205	1/17/47	(500 bp) — Monthly	(16)

	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(119,612)	617,000	123,955	1/17/47	(500 bp) — Monthly	4,001
	CMBX NA BB.6 Index	(40,750)	163,000	40,473	5/11/63	(500 bp) — Monthly	(368)
	CMBX NA BB.7 Index	(357,705)	1,889,000	379,500	1/17/47	(500 bp) — Monthly	20,746
	CMBX NA BB.7 Index	(231,319)	1,221,000	245,299	1/17/47	(500 bp) — Monthly	13,302
	CMBX NA BB.7 Index	(187,759)	991,000	199,092	1/17/47	(500 bp) — Monthly	10,783
	CMBX NA BB.7 Index	(75,877)	404,000	81,164	1/17/47	(500 bp) — Monthly	5,062
	CMBX NA BB.7 Index	(69,130)	367,000	73,730	1/17/47	(500 bp) — Monthly	4,396
	CMBX NA BB.7 Index	(60,360)	319,000	64,087	1/17/47	(500 bp) — Monthly	3,550
	CMBX NA BB.7 Index	(1,903)	10,000	2,009	1/17/47	(500 bp) — Monthly	100
	CMBX NA BB.7 Index	(952)	5,000	1,005	1/17/47	(500 bp) — Monthly	50
	CMBX NA BBB-.7 Index	(781)	7,000	862	1/17/47	(300 bp) — Monthly	78
	CMBX NA BBB-.7 Index	(105)	1,000	123	1/17/47	(300 bp) — Monthly	18

	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(32,095)	315,000	38,777	1/17/47	(300 bp) — Monthly	6,576
	CMBX NA BB.7 Index	(130,985)	700,000	140,630	1/17/47	(500 bp) — Monthly	9,256

	Upfront premium received	—				Unrealized appreciation	109,732

	Upfront premium (paid)	(1,510,336)				Unrealized (depreciation)	(384)

	Total	$(1,510,336)				Total	$109,348

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2017 through February 28, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $220,736,020.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 5/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/18

Short-term investments
Putnam Short Term Investment Fund*	$5,269,289	$48,750,346	$7,803,273	$193,555	$46,216,362

Total Short-term investments	$5,269,289	$48,750,346	$7,803,273	$193,555	$46,216,362
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $13,224,247.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $1,572,366.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $99,666,936 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $12,608,220, is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk, and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $13,047,360 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $13,224,247 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$2,466,000	$1,166,000
Mortgage-backed securities	—	151,614,570	—
Purchased options outstanding	—	773,027	—
Purchased swap options outstanding	—	484,499	—
U.S. government and agency mortgage obligations	—	155,257,419	—
Short-term investments	46,336,362	31,000,236	—

Totals by level	$46,336,362	$341,595,751	$1,166,000

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written options outstanding	$—	$(1,410,315)	$—
Written swap options outstanding	—	(574,442)	—
Forward premium swap option contracts	—	188	—
TBA sale commitments	—	(106,470,465)	—
Interest rate swap contracts	—	1,969,675	—
Total return swap contracts	—	25	—
Credit default contracts	—	(12,270,276)	—

Totals by level	$—	$(118,755,610)	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$1,619,684	$13,889,960
Interest rate contracts	4,635,983	3,393,326

Total	$6,255,667	$17,283,286

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$86,600,000
Purchased swap option contracts (contract amount)		$107,000,000
Written TBA commitment option contracts (contract amount)		$116,600,000
Written swap option contracts (contract amount)		$58,600,000
Centrally cleared interest rate swap contracts (notional)		$224,700,000
OTC total return swap contracts (notional)		$980,000
OTC credit default contracts (notional)		$56,500,000
Centrally cleared credit default contracts (notional)		$4,600,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 26, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: April 26, 2018